Deferred tax - Movements of Major Gross Deferred Tax Assets (Detail) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	[1]	£ 153.0	£ 160.3
Ending balance	[1]	187.9	153.0
Gross deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		412.0	411.8
Acquisition of subsidiaries			2.0
Credit/(charge) to income		57.6	(16.6)
Charge to other comprehensive income		(3.2)	(0.2)
Credit/(charge) to equity		30.9	(1.6)
Transfer to disposal group classified as held for sale		(56.3)
Exchange differences		(10.1)	16.6
Ending balance		430.9	412.0
Gross deferred tax assets [member] | Deferred compensation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		61.6	53.5
Credit/(charge) to income		(1.7)	4.7
Transfer to disposal group classified as held for sale		(4.2)
Exchange differences		(2.2)	3.4
Ending balance		53.5	61.6
Gross deferred tax assets [member] | Accounting provisions and accruals [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		101.4	84.9
Credit/(charge) to income		10.2	13.0
Transfer to disposal group classified as held for sale		(19.2)
Exchange differences		(5.0)	3.5
Ending balance		87.4	101.4
Gross deferred tax assets [member] | Retirement benefit obligation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		68.5	75.6
Credit/(charge) to income		6.7	(11.2)
Charge to other comprehensive income		(3.2)	(0.2)
Transfer to disposal group classified as held for sale		(12.3)
Exchange differences		(2.2)	4.3
Ending balance		57.5	68.5
Gross deferred tax assets [member] | Property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		47.9	68.4
Credit/(charge) to income		19.4	(20.6)
Credit/(charge) to equity		27.8
Transfer to disposal group classified as held for sale		(13.6)
Exchange differences		3.2	0.1
Ending balance		84.7	47.9
Gross deferred tax assets [member] | Tax losses and credits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		67.1	72.7
Credit/(charge) to income		24.2	(8.9)
Transfer to disposal group classified as held for sale		(3.0)
Exchange differences		(2.0)	3.3
Ending balance		86.3	67.1
Gross deferred tax assets [member] | Share-based payments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		16.8	33.0
Credit/(charge) to income		2.9	(15.3)
Credit/(charge) to equity		3.1	(1.6)
Transfer to disposal group classified as held for sale		(0.7)
Exchange differences		(0.6)	0.7
Ending balance		21.5	16.8
Gross deferred tax assets [member] | Restructuring provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		17.3	5.8
Credit/(charge) to income		12.5	10.7
Transfer to disposal group classified as held for sale		(3.4)
Exchange differences		(0.6)	0.8
Ending balance		25.8	17.3
Gross deferred tax assets [member] | Other temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		31.4	17.9
Acquisition of subsidiaries			2.0
Credit/(charge) to income		(16.6)	11.0
Transfer to disposal group classified as held for sale		0.1
Exchange differences		(0.7)	0.5
Ending balance		£ 14.2	£ 31.4

[1]	Figures have been restated, as described in the accounting policies.